Note 47 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management	6 Months Ended
Jun. 30, 2018
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Disclosure of information about key management personnel Explanatory

Remuneration and other benefits to the Board of Directors and to the members of the Bank’s Senior Management

The notes accompanying the Bank’s consolidated Financial Statements, corresponding to the financial year ended December 31, 2017, detail the remuneration and other benefits corresponding to the members of the Board of Directors and of the Senior Management, including the description of the applicable policies and remuneration systems, as well as information regarding the conditions to receive remuneration and other benefits.

On the basis of said policies and remuneration systems, the information regarding the remuneration and other benefits received by the members of the Board of Directors and of the Senior Management corresponding to the period between the start of the financial year and June 30, 2018, is shown below.

  Remuneration received by non-executive directors

The remuneration paid to non-executive directors during the first semester of 2018 is indicated below, individually and itemized:

Remuneration for non-executive directors (Thousands of euros)
	Board of Directors	Executive Committee	Audit & Compliance Committee	Risk Committee	Remunerations Committee	Appointments Committee	Technology and Cybersecurity Committee	Total
Tomás Alfaro Drake	64	-	18	-	21	25	21	150
José Miguel Andrés Torrecillas	64	-	89	53	-	20	-	227
Jaime Félix Caruana Lacorte (1)	11	-	-	-	-	-	-	11
Belén Garijo López	64	-	36	-	54	-	-	154
Sunir Kumar Kapoor	64	-	-	-	-	-	21	86
Carlos Loring Martínez de Irujo	64	83	0	53	21	-	-	223
Lourdes Máiz Carro	64	-	36	-	21	20	-	142
José Maldonado Ramos	64	83	-	53	-	20	-	222
Ana Peralta Moreno (1)	21	-	-	-	-	-	-	21
Juan Pi Llorens	64	-	36	107	-	-	21	228
Susana Rodríguez Vidarte	64	83	-	53	-	20	-	222
Jan Verplancke (1)	43	-	-	-	-	-	-	43
Total (2)	654	250	214	321	118	107	64	1,728

(1) Directors appointed by the General Meeting held on March 16, 2018. Remuneration received in accordance with the date of acceptance of said appointment.

(2) Additionally, José Antonio Fernández Rivero, who ceased as director on March 16, 2018, received a total of €95 thousand as member of the Board of Directors and of the different Board Committees.

Likewise, during the first semester of 2018, €100 thousand has been paid in healthcare and casualty insurance premiums in favor of the non-executive directors.

  Remuneration received by executive directors

The remuneration paid to executive directors during the first semester of 2018 is indicated below, individually and itemized:

Fixed remuneration (Thousands of Euros)

Group Executive Chairman	1,237
Chief Executive Officer ("CEO")	983
Head of Global Economics, Regulation & Public Affairs (“Head of GERPA”)	417
Total	2,637

Variable remuneration
	Total cash (1) (Thousands of Euros)	Total shares (1)
Group Executive Chairman	992	128,323
CEO	667	89,259
Head of GERPA	120	15,707
Total	1,779	233,289

(1) Remuneration corresponding to the upfront portion (40%) of the Annual Variable Remuneration (“AVR”) for the year 2017 and the last third of the deferred AVR corresponding to the year 2014, along with its update in cash.

Likewise, during the first semester of 2018 remuneration in kind has been paid in favor of executive directors, which includes insurance premiums and others, for a total overall amount of €228 thousand.

  Remuneration received by members of the Senior Management (*)

The remuneration paid to the Senior Management as a whole during the first semester of 2018 is indicated below, itemized:

Fixed remuneration (Thousands of Euros)

Total Senior Management	8,039

Variable remuneration
	In cash (1) (Thousands of Euros)	In shares (1)
Total Senior Management	2,062	269,957

1) Remuneration corresponding to the upfront portion (40%) of the AVR for the year 2017 and the last third of the deferred AVR corresponding to the year 2014, along with its update in cash.

(*) A total of 15 members held such position as at June 30, 2018, excluding executive directors.

Likewise, during the first semester of 2018 remuneration in kind has been paid in favor of the Senior Management as a whole, excluding executive directors, which includes insurance premiums and others, for a total amount of €587 thousand.

  Remuneration system with deferred delivery of shares for non-executive directors

During the first semester of 2018, the following “theoretical shares” have been allocated, derived from the remuneration system with deferred delivery of shares for the non-executive directors, equivalent to 20% of the total remuneration in cash received by each director in 2017:

	Theoretical shares allocated in 2018	Theoretical shares accumulated at June 30 2018
Tomás Alfaro Drake	10,367	83,449
José Miguel Andrés Torrecillas	12,755	36,565
Belén Garijo López	7,865	34,641
Sunir Kumar Kapoor	4,811	8,976
Carlos Loring Martínez de Irujo	11,985	98,876
Lourdes Máiz Carro	7,454	23,160
José Maldonado Ramos	11,176	78,995
Juan Pi Llorens	11,562	54,171
Susana Rodríguez Vidarte	12,425	104,983
Total (1)	90,400	523,816

(1) Additionally, 10,188 “theoretical shares” were allocated to José Antonio Fernández Rivero, who ceased as director on March 16, 2018.

Pension commitments with executive directors and members of the Senior Management

Executive Directors (Thousands of Euros)
	Contributions (1)	Accumulated funds
Chief Executive Officer	969	18,251
Head of GERPA	207	982
Total	1,176	19,233

(1) Contributions registered to attend the pension commitments undertaken with the CEO and Head of GERPA, which correspond to the sum of the annual contribution to cover the retirement benefit (proportional amount of the first semester of 2018), death and disability premiums, as well as the adjustment made to the discretionary pension benefits of the year 2017, which contribution corresponded in 2018 once the AVR for the year 2017 had been determined.

There are no other pension obligations undertaken in favor of other executive directors.

Senior Management (Thousands of Euros)
	Contributions (1)	Accumulated funds
Total Senior Management	2,385	56,878

(1) Contributions registered to attend the pension commitments undertaken with the Senior Management as a whole, which correspond to the sum of the annual contributions to cover the retirement benefits (proportional amount of the first semester of 2018), death and disability premiums, as well as the adjustments made to the discretionary pension benefits of the year 2017, which contribution corresponded in 2018 once the AVR for the year 2017 had been determined.